SUPPLEMENTARY BALANCE SHEET INFORMATION (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 0	[1]	$ 327		$ 308
Increase (decrease) during the year			0		66
Bad debt written off	0		(327)		(47)
Balance at end of year	$ 0	[1]	$ 0	[1]	$ 327

[1]	The changes in allowance for doubtful accounts are composed as follows: